Investments - Variable Interest Entities and non-controlling Interests (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Long-term investments	$ 22,193,900,000				$ 20,935,000,000				$ 22,193,900,000	$ 20,935,000,000
Non-controlling interests	69,200,000				52,700,000				69,200,000	52,700,000
Net (loss) income attributable to non-controlling interests	(2,200,000)	4,300,000	(1,600,000)	3,900,000	(100,000)	400,000	(2,800,000)	800,000	4,400,000	(1,700,000)	1,900,000
Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Long-term investments	209,000,000				205,000,000				209,000,000	205,000,000
Real Estate Partnerships [Member]
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Assets of variable interest entities	5,700,000,000				5,800,000,000				5,700,000,000	5,800,000,000
Hedge Fund Partnerships [Member]
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Assets of variable interest entities	$ 7,100,000,000				$ 7,000,000,000				$ 7,100,000,000	$ 7,000,000,000